Equity	3 Months Ended
Mar. 31, 2017
Equity [Abstract]
Equity

Note 8. Equity

a. Stock-based compensation plans

Stock-based compensation expenses for equity-classified stock options and RSUs were allocated as follows:

	Three Months Ended
	March 31,
	2017	2016
	U.S $ in thousands
Cost of sales	$643	$723
Research and development, net	849	1,359
Selling, general and administrative	2,412	3,541
Total stock-based compensation expenses	$3,904	$5,623

A summary of the Company’s stock option activity for the three months ended March 31, 2017 is as follows:

		Weighted Average
	Number of Options	Exercise Price
Options outstanding as of January 1, 2017	2,615,461	$37.21
Exercised	(35,769)	14.75
Forfeited	(220,977)	40.37
Options outstanding as of March 31, 2017	2,358,715	$37.25
Options exercisable as of March 31, 2017	1,533,280	$38.62

The outstanding options generally have a term of ten years from the grant date. Options granted become exercisable over the vesting period, which is normally a four-year period beginning on the grant date, subject to the employee’s continuous service to the Company. The fair value of stock options is determined using the Black-Scholes model.

During the three-month periods ended March 31, 2017 and 2016, the Company issued 35,769 shares and 13,820 shares, respectively, upon the exercise of stock options. This resulted in an increase in equity of $0.5 million and $0.1 million for the three-month periods ended March 31, 2017 and 2016, respectively.

As of March 31, 2017, the unrecognized compensation cost of $10.5 million related to all unvested, equity-classified stock options is expected to be recognized as an expense over a weighted-average period of 2.3 years.

A summary of the Company’s RSUs activity for the three months ended March 31, 2017 is as follows:

		Weighted Average
	Number of RSUs	Grant Date Fair Value
Unvested RSUs outstanding as of January 1, 2017	267,756	$81.35
Forfeited	(33,120)	70.44
Vested	(49,523)	82.12
Unvested RSUs outstanding as of March 31, 2017	185,113	83.10

The fair value of RSUs is determined based on the quoted price of the Company’s ordinary shares on the date of the grant.

As of March 31, 2017, the unrecognized compensation cost of $8.9 million related to all unvested, equity-classified RSUs is expected to be recognized as expense over a weighted-average period of 1.7 years.

b. Accumulated other comprehensive income (loss)

The following table presents the changes in the components of accumulated other comprehensive income (loss), net of taxes, for the three months ended March 31, 2017 and 2016:

	Three months ended March 31, 2017
	Net unrealized gain	Foreign currency
	(loss) on cash flow	translation
	hedges	adjustments	Total
	U.S. $ in thousands
Balance as of January 1, 2017	$(24)	$(13,455)	$(13,479)
Other comprehensive income before
reclassifications	793	713	1,506
Amounts reclassified from accumulated
other comprehensive income	(270)	-	(270)
Other comprehensive income	523	713	1,236
Balance as of March 31, 2017	$499	$(12,742)	$(12,243)

	Three months ended March 31, 2016
	Net unrealized gain	Foreign currency
	(loss) on cash flow	translation
	hedges	adjustments	Total
	U.S. $ in thousands
Balance as of January 1, 2016	$(107)	$(10,667)	$(10,774)
Other comprehensive loss before
reclassifications	863	3,341	4,204
Amounts reclassified from accumulated
other comprehensive income	68	-	68
Other comprehensive income	931	3,341	4,272
Balance as of March 31, 2016	$824	$(7,326)	$(6,502)